UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/19 – 6/30/20

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03031
Reporting Period: 07/01/2019 - 06/30/2020
Morgan Stanley Tax-Free Daily Income Trust

================== Morgan Stanley Tax-Free Daily Income Trust ==================

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:        MMU                            Security ID:  95766M709
Meeting Date:  OCT 04, 2019                   Meeting Type: Annual
Record Date:   AUG 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nisha Kumar              For       For          Management
1.2   Elect Director Daniel P. Cronin         For       For          Management
1.3   Elect Director Eileen A. Kamerick       For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date    August 28, 2020

* Print the name and title of each signing officer under his or her signature.